Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net earnings (loss) per share computations for the three and six months ended June 30, 2020 and 2019:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$(27,986)	$1,152	$(49,689)	$(1,118)
Denominator:
Weighted average shares - denominator for
Basic	54,917	54,231	54,733	54,102
Diluted	54,917	54,687	54,733	54,102
Net earnings (loss) per share attributable to Stratasys Ltd.
Basic	$(0.51)	$0.02	$(0.91)	$(0.02)
Diluted	$(0.51)	$0.02	$(0.91)	$(0.02)